THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

DISCIPLINED EQUITY FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.1%	Shares	Value
COMMUNICATION SERVICES — 9.9%
Alphabet, Cl A	347,369	$59,587,678
Alphabet, Cl C	349,449	60,507,095
Meta Platforms, Cl A	33,707	16,005,095
T-Mobile US	106,739	19,456,385
Walt Disney	197,077	18,464,144
		174,020,397

CONSUMER DISCRETIONARY — 11.4%
Amazon.com *	576,297	107,756,013
Home Depot	85,631	31,525,909
McDonald's	79,770	21,170,958
O'Reilly Automotive *	8,659	9,752,978
TJX	176,198	19,913,898
Ulta Beauty *	27,326	9,970,984
		200,090,740

CONSUMER STAPLES — 2.1%
Mondelez International, Cl A	220,687	15,083,957
PepsiCo	128,290	22,151,834
		37,235,791

ENERGY — 4.1%
Cheniere Energy	33,010	6,028,947
Chevron	98,280	15,770,992
ConocoPhillips	163,846	18,219,675
Exxon Mobil	275,481	32,669,238
		72,688,852

FINANCIALS — 15.6%
BlackRock, Cl A	18,614	16,315,171
Blackstone, Cl A	192,640	27,383,776
CME Group, Cl A	80,472	15,588,231
Fidelity National Information Services	247,675	19,028,870
Fiserv *	154,088	25,204,174
Intercontinental Exchange	183,147	27,757,760
JPMorgan Chase	127,200	27,068,160
PNC Financial Services Group	95,643	17,320,947
S&P Global	56,283	27,282,059
US Bancorp	381,309	17,113,148
Visa, Cl A	198,188	52,652,606
		272,714,902

THE ADVISORS’ INNER CIRCLE FUND

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DISCIPLINED EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE — 13.1%
Abbott Laboratories	204,688	$21,684,647
AstraZeneca PLC ADR	461,815	36,552,657
Danaher	94,056	26,061,036
Edwards Lifesciences *	183,115	11,545,401
IQVIA Holdings *	110,051	27,097,858
Stryker	44,157	14,459,210
Thermo Fisher Scientific	40,593	24,897,310
UnitedHealth Group	98,873	56,966,668
Zoetis, Cl A	61,254	11,028,170
		230,292,957

INDUSTRIALS — 6.5%
Automatic Data Processing	46,533	12,220,496
Honeywell International	128,450	26,300,138
Otis Worldwide	230,375	21,770,438
RTX	220,503	25,906,897
Union Pacific	109,465	27,008,299
		113,206,268

INFORMATION TECHNOLOGY — 29.6%
Adobe *	55,718	30,736,835
Analog Devices	74,830	17,314,165
Apple	422,899	93,917,410
Cisco Systems	515,488	24,975,394
Microsoft	343,683	143,779,783
NVIDIA	835,850	97,811,167
QUALCOMM	129,306	23,397,921
Roper Technologies	39,143	21,323,149
Salesforce	141,898	36,723,202
TE Connectivity	186,337	28,757,389
		518,736,415

MATERIALS — 2.6%
Linde PLC	54,542	24,734,797
Martin Marietta Materials	34,527	20,486,595
		45,221,392

REAL ESTATE — 2.2%
American Tower, Cl A ‡	87,628	19,313,211
Prologis ‡	68,557	8,641,610
VICI Properties, Cl A ‡	352,511	11,019,494
		38,974,315

THE ADVISORS’ INNER CIRCLE FUND

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DISCIPLINED EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
UTILITIES — 2.0%
NextEra Energy	377,259	$28,818,815
WEC Energy Group	78,135	6,724,298
		35,543,113

TOTAL COMMON STOCK
(Cost $760,116,113)		1,738,725,142

CASH EQUIVALENT — 0.9%
First American Government Obligations Fund, Cl X, 5.230% (A)	14,923,674	14,923,674

TOTAL CASH EQUIVALENT
(Cost $14,923,674)		14,923,674

TOTAL INVESTMENTS — 100.0%
(Cost $775,039,787)		$1,753,648,816

Percentages are based on Net Assets of $1,753,194,330.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2024.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

ATF-QH-001-2200

THE ADVISORS’ INNER CIRCLE FUND

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MID CAP EQUITY FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%	Shares	Value
COMMUNICATION SERVICES — 3.7%
Live Nation Entertainment *	46,129	$4,437,148
Pinterest, Cl A *	316,928	10,125,850
Trade Desk, Cl A *	194,200	17,454,696
		32,017,694

CONSUMER DISCRETIONARY — 14.4%
Academy Sports & Outdoors	75,772	4,096,992
Aptiv PLC *	68,868	4,778,751
AutoZone *	6,100	19,115,509
Chipotle Mexican Grill, Cl A *	214,800	11,667,936
Domino's Pizza	17,338	7,432,801
DraftKings, Cl A *	170,639	6,305,111
Floor & Decor Holdings, Cl A *	61,211	5,998,678
Marriott International, Cl A	56,161	12,765,395
Ross Stores	125,075	17,914,492
Tractor Supply	61,561	16,210,243
Ulta Beauty *	25,760	9,399,566
Valvoline *	159,611	7,421,911
		123,107,385

CONSUMER STAPLES — 4.3%
Monster Beverage *	189,390	9,744,115
Sprouts Farmers Market *	156,493	15,632,086
US Foods Holding *	212,489	11,557,277
		36,933,478

ENERGY — 3.4%
Cheniere Energy	93,945	17,158,115
Diamondback Energy	58,260	11,786,580
		28,944,695

FINANCIALS — 11.0%
Ameriprise Financial	57,558	24,753,969
Ares Management, Cl A	133,474	20,448,217
Arthur J Gallagher	33,114	9,387,488
Corpay *	46,294	13,509,515
MSCI, Cl A	16,987	9,185,890
Tradeweb Markets, Cl A	149,111	16,652,716
		93,937,795

HEALTH CARE — 15.9%
Align Technology *	48,479	11,241,311

THE ADVISORS’ INNER CIRCLE FUND

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MID CAP EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE (continued)
Alnylam Pharmaceuticals *	64,248	$15,256,330
Avantor *	203,791	5,451,409
Bio-Rad Laboratories, Cl A *	12,690	4,293,789
Cencora, Cl A	89,959	21,399,447
Charles River Laboratories International *	42,939	10,481,410
Dexcom *	170,092	11,535,640
Edwards Lifesciences *	65,463	4,127,442
GE HealthCare Technologies	50,353	4,261,374
Humana	20,202	7,305,245
ICON PLC *	14,897	4,892,771
IDEXX Laboratories *	17,603	8,381,140
Revvity	91,202	11,455,883
Veeva Systems, Cl A *	83,900	16,102,927
		136,186,118

INDUSTRIALS — 19.5%
AMETEK	73,325	12,720,421
Cintas	15,792	12,064,140
Copart *	241,135	12,618,595
Howmet Aerospace	211,198	20,211,649
Hubbell, Cl B	33,564	13,279,597
IDEX	46,036	9,597,585
Ingersoll Rand	141,823	14,239,029
Masco	115,726	9,009,269
Oshkosh	52,746	5,730,853
Pentair PLC	56,660	4,978,714
Regal Rexnord	51,161	8,220,549
Saia *	21,164	8,843,377
TransUnion	97,300	8,782,298
Waste Connections	83,071	14,767,532
WESCO International	35,466	6,204,777
Zurn Elkay Water Solutions	160,721	5,217,004
		166,485,389

INFORMATION TECHNOLOGY — 22.4%
Amphenol, Cl A	273,082	17,548,249
ANSYS *	18,395	5,769,224
Cadence Design Systems *	70,897	18,976,291
Crowdstrike Holdings, Cl A *	23,359	5,418,354
CyberArk Software *	35,473	9,094,568
Datadog, Cl A *	173,109	20,156,812
Entegris	143,732	17,002,058
HubSpot *	38,402	19,086,946

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

MID CAP EQUITY FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Keysight Technologies *	63,596	$8,876,094
Marvell Technology	143,159	9,588,790
Microchip Technology	120,003	10,653,866
Monday.com *	37,843	8,696,700
Monolithic Power Systems	16,422	14,173,664
Procore Technologies *	45,840	3,256,015
Roper Technologies	22,931	12,491,662
Zscaler *	61,115	10,960,975
		191,750,268

MATERIALS — 1.6%
Arcadium Lithium PLC *	537,075	1,707,897
Berry Global Group	117,792	7,741,291
FMC	77,895	4,545,952
		13,995,140

REAL ESTATE — 1.4%
CoStar Group *	81,075	6,325,472
SBA Communications, Cl A ‡	23,915	5,250,299
		11,575,771

TOTAL COMMON STOCK
(Cost $538,759,622)		834,933,733

CASH EQUIVALENT — 2.4%
First American Government Obligations Fund, Cl X, 5.230% (A)	20,621,854	20,621,854

TOTAL CASH EQUIVALENT
(Cost $20,621,854)		20,621,854

TOTAL INVESTMENTS — 100.0%
(Cost $559,381,476)		$855,555,587

Percentages are based on Net Assets of $855,314,700.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2024.

Cl — Class
PLC — Public Limited Company

ATF-QH-002-2100

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INCOME OPPORTUNITIES FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 62.1%	Shares	Value
COMMUNICATION SERVICES — 0.3%
Alphabet, Cl A	10,200	$1,749,708

CONSUMER DISCRETIONARY — 5.9%
Amazon.com *	64,300	12,022,814
Home Depot	38,378	14,129,245
McDonald's	12,400	3,290,960
Service International	99,763	7,972,061
Vail Resorts	23,712	4,315,821
		41,730,901

CONSUMER STAPLES — 3.0%
PepsiCo	59,866	10,337,062
Procter & Gamble	64,874	10,429,144
		20,766,206

ENERGY — 2.5%
Cheniere Energy	28,829	5,265,329
Chevron	54,479	8,742,245
EQT	100,000	3,451,000
		17,458,574

FINANCIALS — 12.9%
Ares Capital	328,623	6,881,366
Ares Management, Cl A	68,766	10,534,951
Blue Owl Capital, Cl A	425,392	8,112,225
CME Group, Cl A	29,072	5,631,537
Fidelity National Information Services	92,313	7,092,408
Golub Capital BDC	159,798	2,441,713
HA Sustainable Infrastructure Capital	130,594	4,279,565
JPMorgan Chase	61,176	13,018,253
S&P Global	21,675	10,506,523
US Bancorp	189,414	8,500,900
Visa, Cl A	51,565	13,699,274
		90,698,715

HEALTH CARE — 6.5%
Abbott Laboratories	91,125	9,653,782
Johnson & Johnson	65,212	10,293,714
Novartis ADR	70,412	7,849,530
UnitedHealth Group	30,810	17,751,490
		45,548,516

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INCOME OPPORTUNITIES FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS — 6.9%
Automatic Data Processing	18,234	$4,788,613
IDEX	25,331	5,281,007
Lockheed Martin	15,624	8,466,958
Republic Services, Cl A	51,711	10,048,482
Rollins	73,950	3,542,944
Union Pacific	43,512	10,735,716
United Parcel Service, Cl B	43,459	5,665,750
		48,529,470

INFORMATION TECHNOLOGY — 16.1%
Apple	140,484	31,198,687
Broadcom	109,530	17,599,280
Cisco Systems	136,759	6,625,973
Microchip Technology	105,856	9,397,896
Microsoft	93,896	39,281,392
QUALCOMM	49,129	8,889,893
		112,993,121

MATERIALS — 1.9%
Linde PLC	21,589	9,790,611
Sherwin-Williams	11,131	3,904,755
		13,695,366

REAL ESTATE — 2.8%
Invitation Homes ‡	121,936	4,300,683
Prologis ‡	67,483	8,506,232
VICI Properties, Cl A ‡	217,759	6,807,146
		19,614,061

UTILITIES — 3.3%
American Water Works	25,914	3,689,117
Brookfield Infrastructure, Cl A	206,582	8,036,026
NextEra Energy	153,321	11,712,191
		23,437,334

TOTAL COMMON STOCK
(Cost $231,747,331)		436,221,972

CORPORATE OBLIGATIONS — 16.8%	Face Amount
COMMUNICATION SERVICES — 1.5%
Comcast
2.937%, 11/01/56	$6,111,000	3,801,634

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INCOME OPPORTUNITIES FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
COMMUNICATION SERVICES (continued)
T-Mobile USA
3.500%, 04/15/31	$5,000,000	$4,575,587
Verizon Communications
2.355%, 03/15/32	2,441,000	2,042,092
		10,419,313

CONSUMER DISCRETIONARY — 2.8%
Amazon.com
3.150%, 08/22/27	3,300,000	3,181,537
Ford Motor Credit
7.350%, 11/04/27	4,000,000	4,213,947
6.950%, 03/06/26	2,000,000	2,043,429
General Motors
6.800%, 10/01/27	3,500,000	3,678,668
Meritage Homes
3.875%, 04/15/29(A)	7,000,000	6,579,304
		19,696,885

ENERGY — 1.5%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	4,838,830
DCP Midstream Operating
6.750%, 09/15/37(A)	1,500,000	1,642,656
Energy Transfer
5.550%, 05/15/34	1,952,000	1,969,525
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,614,873
Sabine Pass Liquefaction
5.625%, 03/01/25	796,000	795,398
		10,861,282

FINANCIALS — 5.9%
Ally Financial
2.200%, 11/02/28	6,000,000	5,317,054
Ares Capital
3.875%, 01/15/26	5,000,000	4,872,725
Bank of America MTN
3.950%, 04/21/25	5,750,000	5,690,116
Citigroup
3.875%, H15T5Y + 3.417%(B)(C)	2,000,000	1,895,482
Goldman Sachs Group MTN
7.275%, TSFR3M + 2.012%, 10/28/27(B)	3,000,000	3,081,786

THE ADVISORS’ INNER CIRCLE FUND

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INCOME OPPORTUNITIES FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS (continued)
JPMorgan Chase
5.000%, TSFR3M + 3.380%(B)(C)	$2,000,000	$2,000,000
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34(B)	4,000,000	4,018,595
OneMain Finance
3.500%, 01/15/27	3,000,000	2,835,060
Wells Fargo
5.875%(B)(C)	4,500,000	4,481,500
4.100%, 06/03/26	3,000,000	2,952,061
Western Union
2.850%, 01/10/25	4,500,000	4,444,821
		41,589,200

HEALTH CARE — 0.9%
AbbVie
4.250%, 11/21/49	3,500,000	2,990,899
HCA
5.375%, 02/01/25	3,050,000	3,044,283
		6,035,182

INDUSTRIALS — 1.0%
AerCap Ireland Capital DAC
3.000%, 10/29/28	2,000,000	1,850,628
Northrop Grumman
4.030%, 10/15/47	3,000,000	2,446,361
Quanta Services
2.900%, 10/01/30	3,750,000	3,365,036
		7,662,025

INFORMATION TECHNOLOGY — 2.2%
Apple
3.850%, 08/04/46	3,000,000	2,539,557
Broadcom
3.469%, 04/15/34(A)	2,500,000	2,183,310
CommScope Technologies
6.000%, 06/15/25(A)	1,734,000	1,627,792
Kyndryl Holdings
2.050%, 10/15/26	1,000,000	934,082
Oracle
6.150%, 11/09/29	3,000,000	3,194,519
5.550%, 02/06/53	2,000,000	1,945,137

THE ADVISORS’ INNER CIRCLE FUND

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INCOME OPPORTUNITIES FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Salesforce
3.700%, 04/11/28	$3,000,000	$2,933,657
		15,358,054

MATERIALS — 0.3%
NOVA Chemicals
5.000%, 05/01/25(A)	2,000,000	1,982,156

REAL ESTATE — 0.7%
Boston Properties
2.750%, 10/01/26‡	1,000,000	942,930
VICI Properties
5.125%, 05/15/32‡	4,000,000	3,900,179
		4,843,109

TOTAL CORPORATE OBLIGATIONS
(Cost $125,400,980)		118,447,206

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds
4.375%, 05/15/41	10,000,000	10,124,609
4.125%, 08/15/53	18,000,000	17,310,938
3.875%, 05/15/43	10,000,000	9,306,250
		36,741,797

U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	12,732,600	12,136,107

U.S. Treasury Notes
2.000%, 08/15/25	13,000,000	12,648,899
1.625%, 05/15/31	10,000,000	8,617,578
		21,266,477

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $69,469,531)		70,144,381

MORTGAGE-BACKED SECURITIES — 6.7%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.7%
FHLMC
6.000%, 09/01/53	10,969,765	11,151,519
5.000%, 03/01/38	7,666,319	7,691,600
1.500%, 06/01/31	5,617,060	5,178,536

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INCOME OPPORTUNITIES FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FNMA
6.000%, 01/01/53	$4,437,257	$4,507,547
6.000%, 07/01/53	7,017,018	7,231,329
4.500%, 07/01/52	11,881,111	11,452,571

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $47,238,527)		47,213,102

EXCHANGE-TRADED FUND — 2.0%	Shares
Invesco Senior Loan ETF	665,000	13,965,000

TOTAL EXCHANGE-TRADED FUND
(Cost $13,971,783)		13,965,000

PREFERRED STOCK — 0.3%
FINANCIALS — 0.3%
Wells Fargo, 7.500% (C)	1,700	2,044,675

TOTAL PREFERRED STOCK
(Cost $2,066,538)		2,044,675

CASH EQUIVALENT — 1.7%
First American Government Obligations Fund, Cl X, 5.230% (D)	12,048,386	12,048,386

TOTAL CASH EQUIVALENT
(Cost $12,048,386)		12,048,386

TOTAL INVESTMENTS — 99.6%
(Cost $501,943,076)		$700,084,722

Percentages are based on Net Assets of $702,788,229.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2024 was $14,015,218 which represents 2.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

THE ADVISORS’ INNER CIRCLE FUND

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INCOME OPPORTUNITIES FUND

JULY 31, 2024 (Unaudited)

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of July 31, 2024.

ADR — American Depositary Receipt
BDC — Business Development Company
Cl — Class
DAC — Designated Activity Company
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year
MTN — Medium Term Note
PLC — Public Limited Company
SOFRRATE— Secured Overnight Financing Rate
TSFR3M — Term Secured Overnight Financing Rate 3 Month

ATF-QH-003-2100

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

ALL CAP GROWTH FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.6%	Shares	Value
COMMUNICATION SERVICES — 5.5%
Meta Platforms, Cl A	21,185	$10,059,274
Netflix *	9,618	6,043,470
		16,102,744

CONSUMER DISCRETIONARY — 11.0%
Amazon.com *	74,606	13,949,830
Chipotle Mexican Grill, Cl A *	143,750	7,808,500
MercadoLibre *	3,769	6,290,084
Toll Brothers	30,228	4,313,838
		32,362,252

CONSUMER STAPLES — 2.1%
elf Beauty *	35,781	6,175,085

FINANCIALS — 15.3%
Ares Management, Cl A	40,379	6,186,063
Blackstone, Cl A	22,842	3,246,990
Brown & Brown	78,636	7,818,777
Kinsale Capital Group	9,108	4,162,994
Mastercard, Cl A	23,898	11,081,742
S&P Global	20,169	9,776,519
StepStone Group, Cl A	46,403	2,332,215
		44,605,300

HEALTH CARE — 9.5%
Eli Lilly	14,073	11,318,492
ICON PLC *	8,783	2,884,689
IDEXX Laboratories *	5,888	2,803,394
Intuitive Surgical *	24,036	10,686,646
		27,693,221

INDUSTRIALS — 14.6%
Cintas	8,822	6,739,479
FTAI Aviation	110,988	12,369,612
Howmet Aerospace	80,471	7,701,075
TransDigm Group	7,813	10,111,741
Uber Technologies *	28,899	1,863,118
United Rentals	5,309	4,019,444
		42,804,469

INFORMATION TECHNOLOGY — 36.6%
Adobe *	3,737	2,061,516

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

ALL CAP GROWTH FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Advanced Micro Devices *	48,817	$7,053,080
Amphenol, Cl A	110,055	7,072,134
ASML Holding, Cl G	5,561	5,208,989
Broadcom	17,060	2,741,201
Cadence Design Systems *	11,720	3,136,975
Entegris	50,877	6,018,240
Fair Isaac *	3,864	6,182,400
Gartner *	13,136	6,583,632
Intuit	8,205	5,311,507
Microsoft	22,274	9,318,328
Monolithic Power Systems	13,707	11,830,375
NVIDIA	121,741	14,246,132
Palo Alto Networks *	34,878	11,325,933
Workday, Cl A *	19,846	4,507,423
Zeta Global Holdings, Cl A *	213,682	4,577,068
		107,174,933

MATERIALS — 4.0%
Martin Marietta Materials	10,851	6,438,441
Sherwin-Williams	15,071	5,286,907
		11,725,348

TOTAL COMMON STOCK
(Cost $161,732,308)		288,643,352

CASH EQUIVALENT — 1.4%
First American Government Obligations Fund, Cl X, 5.230% (A)	3,970,568	3,970,568

TOTAL CASH EQUIVALENT
(Cost $3,970,568)		3,970,568

TOTAL INVESTMENTS — 100.0%
(Cost $165,702,876)		$292,613,920

Percentages are based on Net Assets of $292,494,991.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of July 31, 2024.

Cl — Class
PLC — Public Limited Company

ATF-QH-005-1200

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

EQUITY INCOME FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%	Shares	Value
COMMUNICATION SERVICES — 1.2%
Comcast, Cl A	98,180	$4,051,889

CONSUMER DISCRETIONARY — 3.5%
Dick's Sporting Goods	31,033	6,713,990
TJX	44,201	4,995,597
		11,709,587

ENERGY — 7.1%
Enterprise Products Partners	543,549	15,686,824
ONEOK	93,255	7,770,939
		23,457,763

FINANCIALS — 18.9%
Ameriprise Financial	10,051	4,322,633
Ares Management, Cl A	44,179	6,768,223
Blackstone, Cl A	101,023	14,360,419
Blue Owl Capital, Cl A	129,439	2,468,402
Brookfield	157,953	7,700,209
Brookfield Asset Management, Cl A	41,092	1,792,844
Charles Schwab	112,973	7,364,710
CME Group, Cl A	41,834	8,103,664
Goldman Sachs Group	6,984	3,555,066
JPMorgan Chase	29,890	6,360,592
		62,796,762

HEALTH CARE — 19.3%
Abbott Laboratories	97,283	10,306,161
AbbVie	24,507	4,541,637
AstraZeneca PLC ADR	171,914	13,606,993
Cardinal Health	35,793	3,609,008
Elevance Health	23,658	12,586,766
Eli Lilly	18,299	14,717,337
Merck	41,949	4,745,690
		64,113,592

INDUSTRIALS — 13.8%
Broadridge Financial Solutions	34,068	7,290,552
FTAI Aviation	125,907	14,032,335
L3Harris Technologies	46,243	10,492,074
Parker-Hannifin	12,864	7,218,762
Robert Half	35,354	2,269,373

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

EQUITY INCOME FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
TransDigm Group	3,525	$4,562,126
		45,865,222

INFORMATION TECHNOLOGY — 16.6%
Accenture PLC, Cl A	6,062	2,004,218
Apple	44,288	9,835,479
Broadcom	36,810	5,914,631
Dell Technologies, Cl C	49,586	5,636,937
International Business Machines	30,345	5,830,488
Microchip Technology	73,619	6,535,895
Microsoft	39,234	16,413,544
Texas Instruments	14,242	2,902,662
		55,073,854

REAL ESTATE — 11.4%
American Tower, Cl A ‡	28,811	6,349,944
Equinix ‡	11,122	8,789,049
Iron Mountain ‡	83,755	8,589,913
Prologis ‡	43,577	5,492,881
VICI Properties, Cl A ‡	278,506	8,706,098
		37,927,885

UTILITIES — 5.2%
Brookfield Infrastructure Partners	109,577	3,460,442
Brookfield Renewable Partners	224,048	5,453,328
NextEra Energy	108,589	8,295,114
		17,208,884

TOTAL COMMON STOCK
(Cost $189,072,084)		322,205,438

CASH EQUIVALENT — 2.9%
First American Government Obligations Fund, Cl X, 5.230% (A)	9,517,901	9,517,901

TOTAL CASH EQUIVALENT
(Cost $9,517,901)		9,517,901

TOTAL INVESTMENTS — 99.9%
(Cost $198,589,985)		$331,723,339

Percentages are based on Net Assets of $332,167,098.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

EQUITY INCOME FUND

JULY 31, 2024 (Unaudited)

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

ATF-QH-006-1200

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INTERNATIONAL GROWTH FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%	Shares	Value
AUSTRALIA — 1.9%
BHP Group	415,618	$11,543,759

BRAZIL — 2.0%
MercadoLibre *	7,161	11,950,993

CANADA — 3.3%
Brookfield	239,766	11,688,592
Canadian National Railway	74,917	8,671,643
		20,360,235

CHINA — 5.0%
Alibaba Group Holding ADR	72,359	5,705,507
Alibaba Group Holding	515,000	5,067,716
Tencent Holdings	317,000	14,628,426
Trip.com Group *	127,000	5,421,849
		30,823,498

DENMARK — 1.1%
Vestas Wind Systems *	281,298	6,961,294

FRANCE — 6.8%
Air Liquide	62,003	11,312,990
Airbus	67,027	10,142,987
Edenred	250,616	10,435,359
LVMH Moet Hennessy Louis Vuitton	13,853	9,771,395
		41,662,731

GERMANY — 6.5%
Heidelberg Materials	136,486	14,219,019
Siemens	76,159	13,944,507
Symrise, Cl A	93,833	11,825,915
		39,989,441

HONG KONG — 1.4%
AIA Group	1,324,763	8,861,155

INDIA — 2.9%
HDFC Bank ADR	295,823	17,752,338

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INTERNATIONAL GROWTH FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value
IRELAND — 2.7%
ICON PLC *	49,364	$16,213,112

ISRAEL — 2.3%
Check Point Software Technologies *	77,845	14,280,665

ITALY — 1.9%
Ferrari	28,589	11,766,463

JAPAN — 13.7%
Daikin Industries	52,493	7,611,836
FANUC	484,000	14,349,039
Kawasaki Heavy Industries	395,000	14,493,195
Shiseido	259,000	8,094,122
Sony Group	113,719	10,100,367
Suzuki Motor	530,000	6,090,858
Tokio Marine Holdings	378,000	14,830,128
Toyota Motor	442,000	8,491,155
		84,060,700

MEXICO — 1.3%
Fomento Economico Mexicano ADR	70,124	7,731,171

NETHERLANDS — 3.2%
ASML Holding	16,294	15,172,522
STMicroelectronics, Cl Y	127,143	4,292,347
		19,464,869

NORWAY — 1.2%
Equinor	287,643	7,616,843

SINGAPORE — 2.5%
DBS Group Holdings	567,000	15,537,748

SPAIN — 5.4%
Amadeus IT Group	160,840	10,593,076
Banco Santander	4,601,914	22,200,350
		32,793,426

SWEDEN — 2.0%
Assa Abloy, Cl B	391,502	11,922,922

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INTERNATIONAL GROWTH FUND

JULY 31, 2024 (Unaudited)

COMMON STOCK (continued)	Shares	Value
SWITZERLAND — 7.6%
Alcon	146,945	$13,913,429
Chubb	44,623	12,300,776
Julius Baer Group	105,433	5,770,100
Novartis	128,803	14,378,002
		46,362,307

TAIWAN — 2.7%
Taiwan Semiconductor Manufacturing ADR	98,222	16,285,208

UNITED KINGDOM — 20.3%
AstraZeneca PLC	101,620	16,144,400
BAE Systems PLC	1,106,268	18,450,397
Compass Group PLC	419,436	12,916,492
Diageo PLC	314,006	9,770,256
InterContinental Hotels Group PLC	118,020	11,889,962
Lloyds Banking Group PLC	18,602,513	14,211,332
London Stock Exchange Group PLC	149,556	18,204,748
Shell PLC	615,548	22,445,189
		124,032,776

TOTAL COMMON STOCK
(Cost $495,427,692)		597,973,654

PREFERRED STOCK — 1.2%
CONSUMER STAPLES — 1.2%
Henkel & Co (A)	88,000	7,527,689

TOTAL PREFERRED STOCK
(Cost $7,818,581)		7,527,689

CASH EQUIVALENT — 1.0%
First American Government Obligations Fund, Cl X, 5.230% (B)	5,956,485	5,956,485

TOTAL CASH EQUIVALENT
(Cost $5,956,485)		5,956,485

TOTAL INVESTMENTS — 99.9%
(Cost $509,202,758)		$611,457,828

Percentages are based on Net Assets of $612,191,877.
*	Non-income producing security.
(A)	No interest rate available.
(B)	The rate reported is the 7-day effective yield as of July 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND

CIBC ATLAS

INTERNATIONAL GROWTH FUND

JULY 31, 2024 (Unaudited)

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

ATF-QH-007-1100